FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Classification of Direct Loans and Allowances of Loans (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Direct loans and allowances [Abstract]
Gross	S/ 148,629,098	S/ 144,319,245
Less: Allowance for loan losses	7,669,950	7,994,977
Total, net	140,959,148	136,324,268
Stage 1
Direct loans and allowances [Abstract]
Gross	125,204,952	118,068,867
Less: Allowance for loan losses	1,418,877	1,274,546
Total, net	123,786,075	116,794,321
Stage 2
Direct loans and allowances [Abstract]
Gross	14,542,032	16,432,348
Less: Allowance for loan losses	1,305,346	1,371,084
Total, net	13,236,686	15,061,264
Stage 3
Direct loans and allowances [Abstract]
Gross	8,882,114	9,818,030
Less: Allowance for loan losses	4,945,727	5,349,347
Total, net	3,936,387	4,468,683
Neither past due nor impaired
Direct loans and allowances [Abstract]
Gross	136,675,847	130,867,669
Past due but not impaired
Direct loans and allowances [Abstract]
Gross	3,071,137	3,633,546
Impaired
Direct loans and allowances [Abstract]
Gross	8,882,114	9,818,030
Commercial loans
Direct loans and allowances [Abstract]
Gross	76,144,846	76,921,615
Less: Allowance for loan losses	2,759,119	2,944,208
Total, net	73,385,727	73,977,407
Commercial loans | Stage 1
Direct loans and allowances [Abstract]
Gross	67,074,907	67,915,775
Less: Allowance for loan losses	436,438	493,130
Total, net	66,638,469	67,422,645
Commercial loans | Stage 2
Direct loans and allowances [Abstract]
Gross	4,550,136	3,977,617
Less: Allowance for loan losses	277,425	291,963
Total, net	4,272,711	3,685,654
Commercial loans | Stage 3
Direct loans and allowances [Abstract]
Gross	4,519,803	5,028,223
Less: Allowance for loan losses	2,045,256	2,159,115
Total, net	2,474,547	2,869,108
Commercial loans | Neither past due nor impaired
Direct loans and allowances [Abstract]
Gross	70,875,782	70,812,359
Commercial loans | Neither past due nor impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	66,660,719	67,303,201
Commercial loans | Neither past due nor impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	4,215,063	3,509,158
Commercial loans | Neither past due nor impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	0	0
Commercial loans | Past due but not impaired
Direct loans and allowances [Abstract]
Gross	749,261	1,081,033
Commercial loans | Past due but not impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	414,188	612,574
Commercial loans | Past due but not impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	335,073	468,459
Commercial loans | Past due but not impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	0	0
Commercial loans | Impaired
Direct loans and allowances [Abstract]
Gross	4,519,803	5,028,223
Commercial loans | Impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	0	0
Commercial loans | Impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	0	0
Commercial loans | Impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	4,519,803	5,028,223
Residential mortgage loans
Direct loans and allowances [Abstract]
Gross	26,187,586	25,092,057
Less: Allowance for loan losses	966,586	1,054,119
Total, net	25,221,000	24,037,938
Residential mortgage loans | Stage 1
Direct loans and allowances [Abstract]
Gross	22,139,653	18,956,498
Less: Allowance for loan losses	49,855	66,260
Total, net	22,089,798	18,890,238
Residential mortgage loans | Stage 2
Direct loans and allowances [Abstract]
Gross	2,430,482	4,491,676
Less: Allowance for loan losses	116,289	168,188
Total, net	2,314,193	4,323,488
Residential mortgage loans | Stage 3
Direct loans and allowances [Abstract]
Gross	1,617,451	1,643,883
Less: Allowance for loan losses	800,442	819,671
Total, net	817,009	824,212
Residential mortgage loans | Neither past due nor impaired
Direct loans and allowances [Abstract]
Gross	23,413,873	22,270,753
Residential mortgage loans | Neither past due nor impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	21,569,665	18,451,482
Residential mortgage loans | Neither past due nor impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	1,844,208	3,819,271
Residential mortgage loans | Neither past due nor impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	0	0
Residential mortgage loans | Past due but not impaired
Direct loans and allowances [Abstract]
Gross	1,156,262	1,177,421
Residential mortgage loans | Past due but not impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	569,988	505,016
Residential mortgage loans | Past due but not impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	586,274	672,405
Residential mortgage loans | Past due but not impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	0	0
Residential mortgage loans | Impaired
Direct loans and allowances [Abstract]
Gross	1,617,451	1,643,883
Residential mortgage loans | Impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	0	0
Residential mortgage loans | Impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	0	0
Residential mortgage loans | Impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	1,617,451	1,643,883
Small and Micro business loans
Direct loans and allowances [Abstract]
Gross	24,029,897	22,778,133
Less: Allowance for loan losses	1,834,536	1,948,134
Total, net	22,195,361	20,829,999
Small and Micro business loans | Stage 1
Direct loans and allowances [Abstract]
Gross	18,577,688	16,846,992
Less: Allowance for loan losses	472,604	384,145
Total, net	18,105,084	16,462,847
Small and Micro business loans | Stage 2
Direct loans and allowances [Abstract]
Gross	4,094,513	4,244,312
Less: Allowance for loan losses	412,193	396,678
Total, net	3,682,320	3,847,634
Small and Micro business loans | Stage 3
Direct loans and allowances [Abstract]
Gross	1,357,696	1,686,829
Less: Allowance for loan losses	949,739	1,167,311
Total, net	407,957	519,518
Small and Micro business loans | Neither past due nor impaired
Direct loans and allowances [Abstract]
Gross	22,009,902	20,260,194
Small and Micro business loans | Neither past due nor impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	18,382,809	16,589,516
Small and Micro business loans | Neither past due nor impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	3,627,093	3,670,678
Small and Micro business loans | Neither past due nor impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	0	0
Small and Micro business loans | Past due but not impaired
Direct loans and allowances [Abstract]
Gross	662,299	831,110
Small and Micro business loans | Past due but not impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	194,879	257,476
Small and Micro business loans | Past due but not impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	467,420	573,634
Small and Micro business loans | Past due but not impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	0	0
Small and Micro business loans | Impaired
Direct loans and allowances [Abstract]
Gross	1,357,696	1,686,829
Small and Micro business loans | Impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	0	0
Small and Micro business loans | Impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	0	0
Small and Micro business loans | Impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	1,357,696	1,686,829
Consumer loans
Direct loans and allowances [Abstract]
Gross	22,266,769	19,527,440
Less: Allowance for loan losses	2,109,709	2,048,516
Total, net	20,157,060	17,478,924
Consumer loans | Stage 1
Direct loans and allowances [Abstract]
Gross	17,412,704	14,349,602
Less: Allowance for loan losses	459,980	331,011
Total, net	16,952,724	14,018,591
Consumer loans | Stage 2
Direct loans and allowances [Abstract]
Gross	3,466,901	3,718,743
Less: Allowance for loan losses	499,439	514,255
Total, net	2,967,462	3,204,488
Consumer loans | Stage 3
Direct loans and allowances [Abstract]
Gross	1,387,164	1,459,095
Less: Allowance for loan losses	1,150,290	1,203,250
Total, net	236,874	255,845
Consumer loans | Neither past due nor impaired
Direct loans and allowances [Abstract]
Gross	20,376,290	17,524,363
Consumer loans | Neither past due nor impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	17,253,968	14,188,847
Consumer loans | Neither past due nor impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	3,122,322	3,335,516
Consumer loans | Neither past due nor impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	0	0
Consumer loans | Past due but not impaired
Direct loans and allowances [Abstract]
Gross	503,315	543,982
Consumer loans | Past due but not impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	158,736	160,755
Consumer loans | Past due but not impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	344,579	383,227
Consumer loans | Past due but not impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	0	0
Consumer loans | Impaired
Direct loans and allowances [Abstract]
Gross	1,387,164	1,459,095
Consumer loans | Impaired | Stage 1
Direct loans and allowances [Abstract]
Gross	0	0
Consumer loans | Impaired | Stage 2
Direct loans and allowances [Abstract]
Gross	0	0
Consumer loans | Impaired | Stage 3
Direct loans and allowances [Abstract]
Gross	S/ 1,387,164	S/ 1,459,095